Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-66262



                         GAMCO GLOBAL SERIES FUNDS, INC.
                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
                          THE GAMCO GLOBAL GROWTH FUND
                        THE GAMCO GLOBAL OPPORTUNITY FUND
                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
                   (EACH, A "FUND" AND TOGETHER, THE "FUNDS")

      Supplement  dated March 31,  2009 to the Funds'  Statement  of  Additional
          Information (the "SAI") dated April 29, 2008

The first sentence of the ninth paragraph of the section entitled "Investment Advisory and Other Services" on page 28 of the SAI is modified to extend the waiver and reimbursement arrangement described until at least May 1, 2010.